Operating Leases - Schedule of Supplemental Balance Sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Supplemental Balance Sheet [Abstract]
Operating lease right-of-use lease asset	$ 1,242,936
Accumulated amortization	(637,647)
Net balance	605,289	$ 772,385
Operating lease liability, current	175,948	165,702
Operating lease liability, long-term	488,725	673,848
Total operating lease liabilities	$ 664,673
Weighted Average Remaining Lease Term – operating leases	40 months
Weighted Average Discount Rate – operating leases	4.20%
Operating lease expense	$ 196,851	$ 196,851